Income Tax (Tables)	5 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:

June 30, 2021
Deferred tax asset
Organizational costs/Startup expenses	$385,893
Net operating loss carryforward	50,244
Total deferred tax asset	436,137
Valuation allowance	(436,137)
Deferred tax asset, net of allowance	$—

Summary of Income Tax Provision	The income tax provision consists of the following:

June 30, 2021
Federal
Current	$—
Deferred	(436,137)
State
Current	$—
Deferred	—
Change in valuation allowance	436,137
Income tax provision	$—

Schedule of Reconciliation of Federal Income Tax Rate to the Effective Income Tax Rate
A reconciliation of the
federal income tax rate to the Company’s effective tax rate at June 30, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(18.4)%
Non-deductible transaction costs	(0.8)%
Change in valuation allowance	(1.8)%
Income tax provision	0.0%